Employee Benefit Plans (Expected Cash Flows, Defined Benefit Pension and Other Post-retirement Benefit Plans) (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Defined benefit pension plans
Expected employer contributions
Expected employer contributions, 2020	$ 44
Expected benefit payments
Expected benefit payments, 2020	143
Expected benefit payments, 2021	154
Expected benefit payments, 2022	158
Expected benefit payments, 2023	165
Expected benefit payments, 2024	173
Expected benefit payments, 2025 - 2028	959
Non-pension Benefit Plans
Expected employer contributions
Expected employer contributions, 2020	21
Expected benefit payments
Expected benefit payments, 2020	23
Expected benefit payments, 2021	23
Expected benefit payments, 2022	23
Expected benefit payments, 2023	23
Expected benefit payments, 2024	23
Expected benefit payments, 2025 - 2028	$ 115